Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Sales of goods	$ 1,154,605	$ 823,845	$ 824,802
Net income from continued operations	416,263	32,682	602,935
Share in results	189,847	152,225	176,270
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Sales of goods	119,527	136,949	159,003
Net income from continued operations	9,975	2,673	(6,218)
Share in results	3,999	1,072	(2,493)
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Net income from continued operations	953,177	778,964	925,353
Share in results	$ 186,539	$ 152,552	$ 181,221